Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
Schedule of Government Grants
	2025	2024
	USD	USD

At 1 January	178,252	316,754
Amount claimed during the year	1,101,295	1,800,478
Received during the year	(1,279,547)	(1,938,980)
At 31 December	-	178,252

	2025	2024
	USD	USD

Government grants receivable – current assets	-	588,863
Deferred government grants - current liabilities	-	(410,611)
	-	178,252